EARNINGS (LOSS) PER SHARE - Earnings (Loss) per Share Computations (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Numerator
Net earnings (loss) from continuing operations attributable to equity holders of IAMGOLD	$ 38.5	$ (373.3)
Net earnings (loss) from discontinued operations attributable to equity holders of IAMGOLD	4.1	(39.3)
Net earnings (loss) attributable to equity holders of IAMGOLD	$ 42.6	$ (412.6)
Denominator
Weighted average number of common shares (basic)	472.6	468.0
Basic earnings (loss) from continuing operations attributable to equity holders of IAMGOLD per share (in dollars per share)	$ 0.08	$ (0.80)
Basic earnings (loss) from discontinued operations attributable to equity holders of IAMGOLD per share (in dollars per share)	0.01	(0.08)
Basic earnings (loss) per share (in dollars per share)	$ 0.09	$ (0.88)